Corporate and Administrative expenses	6 Months Ended
Jun. 30, 2023
Corporate and Administrative Expense [Abstract]
Corporate and administrative expenses
15.	Corporate and administrative expenses

	Three months ended June 30,		Six months ended June 30,
($000s)	2023	2022	2023	2022
Employee compensation	1,465	1,302	3,085	2,540
Stock-based compensation	859	222	1,727	2,515
Professional fees	662	596	936	855
Other general and administrative	991	748	2,120	1,559
	3,977	2,868	7,868	7,469